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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2007
                         -----------------------------------------------------

Date of reporting period:  February 28, 2007
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - February 28, 2007

Shares                                                               Value
-------                                                          -------------
                             Common Stocks - 94.6%
                         Agricultural Products - 2.5%
 40,000   Monsanto Company  . . . . . . . . . . . . . . . . .    $   2,107,600
                                                                  ------------
                                 Banks - 16.2%
 70,000   Bank of America Corp. . . . . . . . . . . . . . . .        3,560,900
 80,000   Fifth Third Bancorp.  . . . . . . . . . . . . . . .        3,222,400
 55,000   Regions Financial Corp. . . . . . . . . . . . . . .        1,970,100
 40,000   Wachovia Corp.  . . . . . . . . . . . . . . . . . .        2,214,800
 80,000   Wells Fargo & Co. . . . . . . . . . . . . . . . . .        2,776,000
                                                                  ------------
                                                                    13,744,200
                                                                  ------------
                               Chemicals - 2.4%
 40,000   (E.I.) du Pont de Nemours and Co. . . . . . . . . .        2,030,000
                                                                  ------------
                              Conglomerate - 2.2%
 70,000   Hawaiian Electric Industries, Inc.  . . . . . . . .        1,831,900
                                                                  ------------
                  Construction / Agriculture Machinery - 7.1%
 60,000   Caterpillar Inc.  . . . . . . . . . . . . . . . . .        3,865,200
 20,000   Deere & Co. . . . . . . . . . . . . . . . . . . . .        2,168,400
                                                                  ------------
                                                                     6,033,600
                                                                  ------------
                           Electric Utilities - 18.3%
 30,000   American Electric Power Co., Inc. . . . . . . . . .        1,345,800
124,800   Duke Energy Corp. . . . . . . . . . . . . . . . . .        2,457,312
120,000   Energy East Corp. . . . . . . . . . . . . . . . . .        2,965,200
 40,000   FirstEnergy Corp. . . . . . . . . . . . . . . . . .        2,502,800
 70,000   Progress Energy Inc.  . . . . . . . . . . . . . . .        3,420,200
 80,000   Southern Company  . . . . . . . . . . . . . . . . .        2,864,000
                                                                  ------------
                                                                    15,555,312
                                                                  ------------
                             Food Processing - 4.4%
 40,000   Corn Products International Inc.  . . . . . . . . .        1,278,800
 50,000   Kellogg Co. . . . . . . . . . . . . . . . . . . . .        2,496,000
                                                                  ------------
                                                                     3,774,800
                                                                  ------------
                            Health Care Plans - 4.3%
 70,000   United Health Group Inc.  . . . . . . . . . . . . .        3,654,000
                                                                  ------------


                          Information Services - 0.2%
  4,500   Idearc Inc. . . . . . . . . . . . . . . . . . . . .          153,000
                                                                  ------------
                        Natural Gas Distribution - 1.9%
 62,400   Spectra Energy Corp.  . . . . . . . . . . . . . . .        1,605,552
                                                                  ------------
                          Natural Gas Utilities - 5.3%
 75,000   Sempra Energy . . . . . . . . . . . . . . . . . . .        4,503,750
                                                                  ------------
                          Oil & Gas Operations - 10.3%
 35,000   Chevron Corporation . . . . . . . . . . . . . . . .        2,401,350
 40,000   Marathon Oil Corp.  . . . . . . . . . . . . . . . .        3,629,600
 60,000   Occidental Petroleum Corp.  . . . . . . . . . . . .        2,770,800
                                                                  ------------
                                                                     8,801,750
                                                                  ------------
                      Personal & Household Products - 3.7%
 50,000   Procter & Gamble Company  . . . . . . . . . . . . .        3,174,500
                                                                  ------------
                             Pharmaceuticals - 3.1%
100,000   Bristol-Myers Squibb Co.  . . . . . . . . . . . . .        2,639,000
                                                                  ------------
                               Publishing - 2.3%
  2,500   Washington Post Co. Class "B" . . . . . . . . . . .        1,915,000
                                                                  ------------
                            Retail Specialty - 3.9%
 60,000   Costco Wholesale Corp.  . . . . . . . . . . . . . .        3,353,400
                                                                  ------------
                           Telecommunications - 6.6%
 60,000   AT&T Corp.  . . . . . . . . . . . . . . . . . . . .        2,208,000
 90,000   Verizon Communications Inc. . . . . . . . . . . . .        3,368,700
                                                                  ------------
                                                                     5,576,700
                                                                  ------------

Total Value of Common Stocks (cost $55,235,768) . . . . . . .       80,454,064
                                                                  ------------

Principal
 Amount
---------
                       Short-Term Corporate Notes - 2.5%
$2,100M   U.S. Bancorp., 5.106%, due 03/08/2007
              (Cost $2,100,000) . . . . . . . . . . . . . . .        2,100,000
                                                                  ------------

Total Value of Investments (cost $57,335,768) . . . .   97.1%       82,554,064

Other Assets less Liabilities . . . . . . . . . . . .    2.9%        2,520,945
                                                       -----      ------------
Net Assets  . . . . . . . . . . . . . . . . . . . . .  100.0%       85,075,009
                                                       =====      ============

% Represents percentage of net assets.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date April 24, 2007
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date April 24, 2007
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date April 24, 2007
    ---------------------

* Print the name and title of each signing officer under his or her signature.